SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment for inventories and others		¥ 1,109,243	¥ 260,033
Deferred offering costs		6,102,442	4,933,304
Prepaid taxes		871,776	961,824
Total	$ 1,113,931	¥ 8,083,461	¥ 6,155,161